REVENUE, CONTRACT ASSETS AND CONTRACT LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUE FROM CONTRACT WITH CUSTOMERS

For the three months and nine months ended September 30, 2022 and 2021, the components of revenue from contracts with customers and the related timing of revenue recognition is set forth in the table below (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021

Product revenue:
Appliance sales to VIPs	$1,909	$1,584	$5,846	$4,498	(1)
Center revenue	105	134	511	344
Total product revenue	2,014	1,718	6,357	4,842

Service revenue
VIP	1,553	2,327	3,603	6,431
Billing intelligence services	265	248	937	668	(2)
Management service revenue (includes MID)	11	90	82	223
Sponsorship/seminar/other	403	163	1,095	327
Total service revenue	2,232	2,828	5,717	7,649

Total revenue	$4,246	$4,546	$12,074	$12,491

(1)	Revenue from the sale of products is typically fixed at inception of the contract and is recognized at the point in time when shipment of the related products occurs.
(2)	Revenue from maintenance and subscription contracts is typically fixed at inception of the contract and is recognized ratably over time as the services are performed and the performance obligations completed. Revenue disclosed above for the nine months ended September 30, 2022, includes a cumulative adjustment from prior years of approximately $0.1 million increase.
(3)	Revenue disclosed above for the nine months ended September 30, 2022, includes a cumulative adjustment from prior years of approximately $0.4 million decrease.

For the years ended December 31, 2021 and 2020, the components of revenue from contracts with customers and the related timing of revenue recognition is set forth in the table below (in thousands):

	Year Ended December 31,
	2021		2020

Product revenue:
Appliance sales to VIPs	$6,040	(1)	$4,548	(1)
Center revenue	480		342
Total product revenue	6,520		4,890

Service revenue
VIP	8,517		7,541
Billing intelligence services	905	(2)	620	(2)
Management service revenue (includes MID)	313		-
Sponsorship/seminar/other	630		15
Total service revenue	10,365		8,176

Total revenue	$16,885		$13,066

(1)	Revenue from the sale of products is typically fixed at inception of the contract and is recognized at the point in time when shipment of the related products occurs.
(2)	Revenue from maintenance and subscription contracts is typically fixed at inception of the contract and is recognized ratably over time as the services are performed and the performance obligations completed.

SCHEDULE OF CONTRACT LIABILITY

The key components of changes in contract liabilities for the three months and nine months ended September 30, 2022 and 2021 are as follows (in thousands):

	September 30,
	2022	2021

Beginning balance, January 1	$2,399	$2,938
New contracts, net of cancellations	1,183	1,617
Revenue recognized	(1,421)	(1,753)

Ending balance, March 31	$2,161	$2,802
New contracts, net of cancellations	1,556	3,664
Revenue recognized	(1,320)	(2,351)

Ending balance, June 30	$2,397	$4,115
New contracts, net of cancellations	1,950	1,909
Revenue recognized	(1,766)	(2,327)

Ending balance, September 30	$2,581	$3,697

The key components of changes in contract liabilities for the years ended December 31, 2021 and 2020 are as follows (in thousands):

	December 31,
	2021	2020

Balance at beginning of year	$2,938	$2,948
New contracts, net of cancellations	7,978	7,531
Revenue recognized	(8,517)	(7,541)

Balance at end of year	$2,399	$2,938